Assets Held for Sale and Discontinued Operations - Results of Discontinued Operations (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Discontinued Operations [Abstract]
Net Deferred Tax Expense	$ 81	$ 347